CRYPTOCURRENCIES	12 Months Ended
Dec. 31, 2023
CRYPTOCURRENCIES
CRYPTOCURRENCIES

10. CRYPTOCURRENCIES

Effective January 1, 2023, the Group has elected to early adopt ASU No. 2023-08. As a result of the adoption of ASU 2023-08, cryptocurrencies are recorded at fair value, and changes in fair value are recognized in Change in fair value of cryptocurrencies, in Operating income (loss) on the Consolidated Statements of Operations and Comprehensive Income (Loss), for the year ended December 31, 2023. As a result of the adoption of ASU 2023-08, the Group recorded a cumulative effect adjustment of RMB1.5 million ($0.2 million) increase to its cryptocurrencies and of RMB1.5 million ($0.2 million) decrease to its Accumulated deficit on the accompanying consolidated balance sheets as of January 1, 2023.

The Group’s cryptocurrencies comprise the following:

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Bitcoins (BTC) <1>	60,576,929	92,205,041	12,986,808
Tether (USDT) <2>	29,318	1,546,793	217,861
Ethereum (ETH) <4>	4,924,572	1,302,324	183,428
Filecoin (Fil) <3>	808,711	12,907,103	1,817,929
Binance Coin (BNB)	2,123	—	—
Total	66,341,653	107,961,261	15,206,026
Less: Cryptocurrencies, restricted	8,472,413	20,247,023	2,851,734
Balance of Cryptocurrencies	57,869,240	87,714,238	12,354,292

Rollforward Activity of Cryptocurrencies

The following table presents rollforward information about cryptocurrencies from January 1, 2022 to December 31, 2023:

	BTC		USDT		ETH		FIL		BNB		USDC		APE		Total
	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB
Balance as of January 1, 2022	393	77,693,877	1,321,342	8,424,472	—	—	—	—	—	—	—	—	—	—	86,118,349
Receipt of BTC from Cryptocurrency Mining, net*	604	97,856,961	—	—	—	—	—	—	—	—	—	—	—	—	97,856,961
Receipt of FIL from Cryptocurrency mining**	—	—	—	—	—	—	13,970	573,306	—	—	—	—	—	—	573,306
Receipt of ETH from operating activities	—	—	—	—	770	10,170,837	—	—	—	—	—	—	—	—	10,170,837
Purchase of cryptocurrencies by cash	—	—	995,000	6,315,981	—	—	—	—	—	—	—	—	—	-	6,315,981
Additions from exchange of other cryptocurrencies	—	—	7,207,317	49,312,505	222	4,087,824	—	—	1	2,123	2,233,639	15,039,436	903	140,252	68,582,140
Interest income	0.01	937	1,804	11,711	0.1	1,019	30	1,576	—	—	—	—	—	—	15,243
Proceeds from disposal of mining machines	—	—	390,240	2,644,929	—	—	—	—	—	—	—	—	—	—	2,644,929
Proceeds from disposal of subsidiaries	—	—	—	—	—	—	35,000	1,110,927	—	—	—	—	—	—	1,110,927
Payment for operating activities	(10)	(1,121,886)	(9,788,568)	(65,777,411)	(255)	(6,015,430)	(200)	(11,111)	—	—	(2,220,533)	(14,954,731)	(903)	(140,252)	(88,020,821)
Sale of cryptocurrencies for cash	(30)	(5,637,172)	—	—	—	—	—	—	—	—	—	—	—	—	(5,637,172)
Sale of cryptocurrencies for other cryptocurrencies	(415)	(64,062,260)	(122,925)	(791,820)	(31)	(579,684)	—	—	—	—	(13,106)	(89,815)	—	—	(65,523,579)
Exchange gain or loss for RMB/USD translation	—	—	—	(111,049)	—	—	—	—	—	—	—	5,110	—	—	(105,939)
Realized gain on sale/exchange cryptocurrencies	—	11,078,688	—	—	—	(213,941)	—	—	—	—	—	—	—	—	10,864,747
Less:Impairment of cryptocurrencies	—	(55,232,216)	—	—	—	(2,526,053)	—	(865,987)	—	—	—	—	—	—	(58,624,256)
Balance as of December 31,2022	542	60,576,929	4,210	29,318	706	4,924,572	48,800	808,711	1	2,123	—	—	—	—	66,341,653
Cumulative effect from the adoption of ASU 2023-08	—	349,930	—	—	—	944,847	—	237,008	—	(408)	—	—	—	—	1,531,377
Receipt of BTC from Cryptocurrency Mining, net*	851	168,324,213	—	—	—	—	—	—	—	—	—	—	—	—	168,324,213
Receipt of FIL from Cryptocurrency mining **	—	—	—	—	—	—	71,035	2,262,270	—	—	—	—	—	—	2,262,270
Receipt of ETH from operating activities	—	—	—	—	42	433,443	—	—	—	—	—	—	—	—	433,443
Additions from exchange of other cryptocurrencies	—	—	21,301,249	149,729,252	—	—	—	—	—	—	—	—	—	—	149,729,252
Interest income	0.02	3,757	12,333	86,461	2	20,967	679	20,064	—	—	—	—	—	—	131,249
Proceeds from disposal of mining machines	—	—	553,836	3,914,910	—	—	—	—	—	—	—	—	—	—	3,914,910
Proceeds from disposal of subsidiaries	—	—	—	—	—	—	153,000	4,815,622	—	—	—	—	—	—	4,815,622
Payment for operating activities	(4)	(540,691)	(21,653,238)	(152,548,249)	(7)	(69,134)	(225)	(7,379)	(1)	(1,643)	—	—	—	—	(153,167,096)
Sale of cryptocurrencies for cash	(375)	(70,539,071)	—	—	—	—	—	—	—	—	—	—	—	—	(70,539,071)
Sale of cryptocurrencies for other cryptocurrencies	(708)	(140,307,791)	—	—	(663)	(8,715,982)	—	—	—	—	—	—	—	—	(149,023,773)
Exchange gain or loss for RMB/USD translation	—	—	—	335,101	—	—	—	—	—	(72)	—	—	—	—	335,029
Realized gain on sale/exchange of cryptocurrencies	—	40,610,729	—	—	—	2,225,201	—	—	—	—	—	—	—	—	42,835,930
Change in fair value of cryptocurrencies	—	33,727,036	—	—	—	1,538,410	—	4,770,807	—	—	—	—	—	—	40,036,253
Balance as of December 31, 2023	306	92,205,041	218,390	1,546,793	80	1,302,324	273,289	12,907,103	—	—	—	—	—	—	107,961,261
Less: Cryptocurrencies, restricted	38	11,443,970	—	—	—	—	186,383	8,803,053	—	—	—	—	—	—	20,247,023
Balance of Cryptocurrencies	268	80,761,071	218,390	1,546,793	80	1,302,324	86,906	4,104,050	—	—	—	—	—	—	87,714,238

*Receipt of BTC from Cryptocurrency mining, net of service fee deducted by mining pool of RMB 5,003,875 and RMB 3,126,644 for the years ended 2023 and 2022, respectively.

**Receipt of FIL net of expense of RMB 783,295 and RMB nil for the years ended December 31, 2023 and 2022, respectively.

<1> Bitcoins (BTC)

Since February 2021, the Group has generated Bitcoin mining revenues through provision of computing power, or hash rate, in crypto asset transaction verification services to Bitcoin mining pools. In exchange for that, the Group is entitled to receive a fractional share of the Bitcoin award from the Bitcoin mining pools. The transaction consideration received is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pools successfully place a block and the Group received the consideration, at which time revenue and Cryptocurrencies, Bitcoins are recognized. As of December 31, 2022, the Group owned 542 Bitcoins, including 70 Bitcoins pledged; the value of pledged Bitcoin is approximately RMB 7.8 million (US$ 1.1 million). A pledged total of 70 BTC was pledged as of December 31, 2022, which consisted of the current portion of 32 BTC with a value of approximately RMB 3.6 million (US$ 0.5 million) and the non-current portion of 38 BTC with a value of approximately RMB 4.2 million (US$ 0.6 million).

There were 32 pledged Bitcoins released in 2023. As of December 31, 2023, the Group owned 306 Bitcoins, including 38 Bitcoins pledged. As of December 31, 2023, the fair value of the pledged Bitcoins was approximately RMB 11.4 million (US$ 1.6 million). A total of 38 BTC was pledged as of December 31, 2023, which consisted of the current portion of 30 BTC with a value of approximately RMB 9.1 million (US$ 1.3 million) and the non-current portion of 8 BTC with a value of approximately RMB 2.4 million (US$ 0.3 million).

<2> Tether (USDT)

Tether is a stablecoin because it was originally designed to always be worth US$1. Since the Group turned the business focus to blockchain industry, from time to time the Group needs to make certain payments in USDT. Therefore the Group uses US$ to purchase USDT from time to time. As of December 31, 2023, the Group owned 218,390 USDT.

<3>Filecoin (Fil)

Among these intangible assets, the Group had pledged 110 Bitcoins and 1,500,000 USDT to a third party company for the cooperation on Filecoin mining. Since March 2021, the Group started the mining of Filecoin. Unlike other cryptocurrency mining, Filecoin mining main network requires miners not only to contribute mining machines with computing storage space, but miners also need to pledge certain amount of Filecoins to the main network to start the Filecoin mining. Then Filecoin main network will reward the miners by Filecoin awards. As such, the Group cooperated with a third-party company where the Group contributes mining machines and the third party contributes Filecoins for pledging to the Filcoin main network. Under this mining cooperation, the Group pledged 110 Bitcoins and 1,500,000 USDT to the third party as security to ensure the third party can receive Filecoins being mined according to the agreed distribution schedule. As of December 31, 2021, all the Filecoins being mined were distributed to the third party according to the agreed distribution schedule and the Group did not own Filecoin as of December 31, 2021. Since it is not probable that a significant reversal of cumulative revenue will not occur, the Group had not recognized any Filecoin mining revenue as of December 31, 2021. The Group started to own the Filecoins being mined from January 1, 2022, the Group start to recognize Filecoin mining revenue and the intangible assets at fair value on the date the Group receives and owns the Filecoin awards. Based on the agreed mining distribution schedule with the third party company, 40 Bitcoins and 1,500,000 USDT were released from the pledge in 2021, nil released in 2022 and 38 Bitcoins were released from the pledge in 2023, with remaining 32 Bitcoins were still under pledge as of December 31, 2023. As of December 31, 2022, the Group owned 48,800 Filecoin, including 39,152 Filecoin pledged as of December 31, 2022, the fair value of pledged Filecoin is approximately RMB 0.6 million (US$0.1 million). As of December 31, 2023, the Group owned 273,289 Filecoin, including 186,383 Filecoin pledged as of December 31, 2023, the fair value of pledged Filecoin is approximately RMB 8.8 million (US$ 1.2 million). All pledged Filecoin can be released within one year, which was recorded as current restricted cryptocurrencies.

<4> Ethereum(ETH)

Since the Group turned the business focus to blockchain industry, the Group needs to make certain payments in ETH. As of December 31, 2023, the Group owned 80 ETH.

Cryptocurrencies, (including Bitcoin, Tether, Filecoin, Ethereum and Binance Coin) are included in current assets in the accompanying balance sheets. Cryptocurrencies purchased are recorded at cost and Cryptocurrencies awarded to the Group through its mining activities are accounted for in connection with the Group’s revenue recognition policy as disclosed in Note 2 above. Prior to the adoption of ASU 2023 - 08, Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives, thus they should not be amortized but should be tested for impairment on annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the indefinite-lived asset is impaired. Impairment of cryptocurrency existed when the carrying amount exceeded its fair value, which was measured using the intraday lowest quoted price of the Cryptocurrencies at the time its fair value was being measured on any day subsequent to its acquisition and an impairment charge were recognized. The Group monitored and tracked the Cryptocurrencies price on a daily basis and recognized the impairment charge whenever there were observable transactions in which the carrying amount of the Cryptocurrencies exceeded their fair value at any time. To the extent an impairment loss was recognized, the loss established the new cost basis of the Cryptocurrencies. Subsequent reversal of impairment losses is not permitted.

Effective January 1, 2023, the Company early adopted ASU 2023-08, which requires entities to measure crypto assets at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Income (Loss) each reporting period. The Company’s cryptocurrencies are within the scope of ASU 2023-08 and the transition guidance requires a cumulative-effect adjustment as of the beginning of the current year for any difference between the carrying amount of the Company’s cryptocurrencies at fair value. As a result of the Company’s early adoption of ASU 2023-08, the Company recorded a $1.5 million cryptocurrencies decrease to accumulated deficit and an increase for the same amount to the Cryptocurrencies account balance on the Consolidated Balance Sheets as of the adoption date, January 1, 2023.